Financial Instruments Risk Management - Schedule of Financial Assets Subject to Fixed or Variable Interest Rates (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 87,356	£ 51,962	£ 76,972	£ 86,703
Financial Assets at Short Term Fixed Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	48,432	41,827
Financial Assets at Variable Rates [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	5,470	7,108
Non-Interest Bearing Cash Balances [member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Cash and cash equivalents	£ 33,454	£ 3,027